Other Assets - Summary of Other Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Other Assets [Abstract]
Security deposits	$ 3,780	$ 3,143
Investments in equity securities	31,391	9,727
Other	2,671	6,293
Indemnification asset	0	4,736
Total other assets	$ 37,842	$ 23,899